SHAREHOLDERS’ EQUITY	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY

NOTE 7 — SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue 2,666,666 shares of preferred shares with a par value of $0.000075 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2026 and December 31, 2025, there were no preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 266,666,666 ordinary shares with a par value of $0.000075 per share. Holders of ordinary shares are entitled to one vote for each share.

In June 2025, the Company effected a 4-for-3 forward split of the outstanding shares. All share amounts have been retroactively adjusted. On October 23, 2025, in connection with the IPO, the Company issued 6,000,000 Public Shares, which are classified as ordinary shares subject to possible redemption and are presented as temporary equity (see Notes 2 and 3)

Up to 300,000 Founder Shares were subject to forfeiture to the extent the underwriters’ over-allotment option was not exercised, in order for the Founder Shares to equal 25% of the Company’s issued and outstanding ordinary shares after the IPO (excluding Private Placement Shares and EBC Founder Shares). The underwriters did not exercise the over-allotment option and delivered an over-allotment termination letter on October 27, 2025; accordingly, 300,000 Founder Shares were forfeited as of December 31, 2025.

As of March 31, 2026 and December 31, 2025, there were 2,427,500 ordinary shares issued and outstanding (excluding the Public Shares classified as temporary equity described above).

Rights — Except in cases where the Company is not the surviving company in a business combination, each holder of a right is entitled to receive one-tenth (1/10) of one ordinary share upon consummation of the Company’s initial business combination. Rights will only convert into a whole number of ordinary shares; accordingly, holders must have ten (10) Rights to receive one (1) ordinary share.

The Company does not issue fractional shares in connection with the conversion of Rights. Any fractional shares that would otherwise be issuable will be rounded down to the nearest whole share (or otherwise addressed in accordance with the applicable provisions of Cayman law).

In the event the Company is not the surviving company upon completion of the initial business combination, each holder of a Right is required to affirmatively convert such Right in order to receive the one-tenth (1/10) of one ordinary share underlying each Right upon consummation of the business combination. If the Company does not complete an initial business combination within the required time period and the Company redeems the Public Shares for the funds held in the Trust Account, holders of Rights are not entitled to any redemption proceeds with respect to such Rights, and the Rights will expire worthless.

Other —Transaction Costs Paid on Behalf of the Company

During the three months ended March 31, 2026, pursuant to the Business Combination Agreement, the target paid certain transaction-related expenses on the Company’s behalf totaling $94,000. Because the Company has no obligation to repay these amounts, the Company recorded the payment as a capital contribution, with an offset to additional paid-in capital.

NOTE 7 — SHAREHOLDERS’ EQUITY

Preferred Shares — The Company is authorized to issue 2,666,666 shares of preferred shares with a par value of $0.000075 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2025, and 2024, there were no preferred shares issued or outstanding.

Ordinary Shares — The Company is authorized to issue 266,666,666 ordinary shares with a par value of $0.000075 per share. Holders of ordinary shares are entitled to one vote for each share.

In June 2025, the Company effected a 4-for-3 forward split of the outstanding shares. All share amounts have been retroactively adjusted. On October 23, 2025, in connection with the IPO, the Company issued 6,000,000 Public Shares, which are classified as ordinary shares subject to possible redemption and are presented as temporary equity (see Notes 2 and 3)

An aggregate of up to 300,000 Founder Shares were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised, in order for the Founder Shares to equal 25% of the Company’s issued and outstanding ordinary shares after the IPO (excluding private shares and EBC Founder Shares). The underwriters did not exercise the over-allotment option and delivered an over-allotment termination letter on October 27, 2025; accordingly, 300,000 Founder Shares were forfeited as of December 31, 2025. As of December 31, 2025, there were 2,427,500 ordinary shares issued and outstanding (excluding the Public Shares classified as temporary equity described above).

Rights — Except in cases where the Company is not the surviving company in a business combination, each holder of a right is entitled to receive one-tenth (1/10) of one ordinary share upon consummation of the Company’s initial business combination. Rights will only convert into a whole number of ordinary shares; accordingly, holders must have ten (10) Rights to receive one (1) ordinary share.

The Company does not issue fractional shares in connection with the conversion of Rights. Any fractional shares that would otherwise be issuable will be rounded down to the nearest whole share (or otherwise addressed in accordance with the applicable provisions of Cayman law).

In the event the Company is not the surviving company upon completion of the initial business combination, each holder of a Right is required to affirmatively convert such Right in order to receive the one-tenth (1/10) of one ordinary share underlying each Right upon consummation of the business combination. If the Company does not complete an initial business combination within the required time period and the Company redeems the Public Shares for the funds held in the Trust Account, holders of Rights are not entitled to any redemption proceeds with respect to such Rights, and the Rights will expire worthless.

Goodvision Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY

7.	SHARE CAPITAL

The Company was incorporated under the laws of the State of California on October 2, 2019.

As of September 30, 2025 and 2024, the Company had 1,000,000 shares of no-par-value common stock issued and outstanding. All issued and outstanding shares were held by the Company’s founders. No additional paid-in capital had been recorded as of either date.

Goodvision AI Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
SHAREHOLDERS’ EQUITY

Note 9. Shareholders’ Equity and Recapitalization

Goodvision Inc., a California corporation (“Goodvision California”), was incorporated under the laws of the State of California on October 2, 2019. Prior to the reorganization described below, Goodvision California had 1,000,000 shares of no-par-value common stock issued and outstanding, all held by its founders.

Reorganization and Recapitalization

Subsequent to September 30, 2025, the group undertook a corporate reorganization and recapitalization in contemplation of a proposed de-SPAC business combination with Calisa Acquisition Corp. The key steps in the reorganization were as follows: on October 12, 2025, the two founders of Goodvision California transferred all of their shares to various British Virgin Islands holding entities; on October 17, 2025, Goodvision AI Inc., the Cayman Islands holding company, was incorporated as the intended ultimate parent of the group; on November 11, 2025, Goodvision AI Ltd (“Goodvision BVI”), a British Virgin Islands company, was formed as an intermediate holding company; and on November 20, 2025, the British Virgin Islands shareholder entities transferred 100% of the issued and outstanding shares of Goodvision California to Goodvision BVI, completing the reorganization. The resulting structure consists of Goodvision AI Inc. (ultimate parent), Goodvision BVI (intermediate holding company), and Goodvision Inc. (operating company). These steps and their dates are also described in Note 1.

Management evaluated the accounting treatment of the reorganization in accordance with ASC 805, Business Combinations, and concluded that the reorganization constitutes a reverse recapitalization, with Goodvision California as the accounting predecessor. No goodwill or other intangible assets were recognized.

Accordingly, the equity section of the condensed consolidated balance sheets for all periods presented has been retroactively recast to reflect the capital structure of Goodvision Cayman as if the reorganization had occurred at the earliest period presented.

Accounting Treatment

Because the reorganization was accounted for as a reverse recapitalization, the historical condensed consolidated financial statements represent a continuation of the financial statements of Goodvision California, the accounting predecessor, with the legal capital structure retroactively adjusted to reflect that of Goodvision Cayman, the legal parent. The accumulated deficit presented for all periods is that of Goodvision California, and the assets and liabilities are carried at their historical cost basis. No step-up in basis, goodwill, or other intangible assets was recognized.

For periods prior to the issuance of Goodvision Cayman’s ordinary shares, the condensed consolidated balance sheets present ordinary share capital as 10,000 ordinary shares at $5.00 per share, or $50,000, with a corresponding offset of $(50,000) recorded in additional paid-in capital, such that there is no net change to total shareholders’ equity (deficit) as a result of the recapitalization.

Upon the issuance of the 10,000 ordinary shares by Goodvision Cayman, the $(50,000) offset in additional paid-in capital was reversed and a stock subscription receivable of $(50,000) was recorded as a contra-equity item, presented as shares issued for subscription receivables; this entry likewise had no net effect on total shareholders’ equity (deficit).

Weighted-average ordinary shares outstanding have been retroactively restated to 10,000 shares for the three and six months ended March 31, 2026 and 2025, and net income (loss) per ordinary share has been recomputed accordingly. The retroactive restatement affects only the presentation of equity and per-share data and does not change net income (loss) or total shareholders’ equity (deficit) for any period presented.

Stock Subscription Receivable

As of March 31, 2026, the Company recorded a stock subscription receivable of $50,000 related to 10,000 ordinary shares issued by Goodvision Cayman at $5.00 per share for which the proceeds had not yet been received. The subscription receivable is presented as a contra-equity item in the condensed consolidated balance sheets. During the six months ended March 31, 2026, the subscription receivable was reclassified from additional paid-in capital as a result of the recapitalization entries.